Investment Objectives and Goals	Dec. 22, 2025
VIRTUS DUFF & PHELPS REAL ESTATE INCOME ETF
Prospectus [Line Items]
Risk/Return [Heading]	VIRTUS DUFF & PHELPS REAL ESTATE INCOME ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Virtus Duff & Phelps Real Estate Income ETF (the “Fund”) seeks to provide a high level of current income,
Objective, Secondary [Text Block]	with capital appreciation as a secondary goal.
VIRTUS SILVANT GROWTH OPPORTUNITIES ETF
Prospectus [Line Items]
Risk/Return [Heading]	VIRTUS SILVANT GROWTH OPPORTUNITIES ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Virtus Silvant Growth Opportunities ETF (the “Fund”) seeks capital appreciation.
VIRTUS SILVANT GROWTH PREMIUM INCOME ETF
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Silvant Growth Premium Income ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Virtus Silvant Growth Premium Income ETF (the “Fund”) seeks current income and capital appreciation.
VIRTUS SILVANT SMALL/MID GROWTH ETF
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Silvant Small/Mid Growth ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Virtus Silvant Small/Mid Growth ETF (the “Fund”) seeks capital appreciation.